Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, authorized	20,000,000	20,000,000
Preferred stock, issued	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	7,500,000,000	7,500,000,000
Common stock, issued	2,487,739,385	2,460,937,253
Common stock, outstanding	2,122,278,635	2,095,476,503
Treasury stock common shares	365,460,750	365,460,750
ClassA Special Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	7,500,000,000	7,500,000,000
Common stock, issued	578,704,227	671,947,577
Common stock, outstanding	507,769,463	601,012,813
Treasury stock common shares	70,934,764	70,934,764
Class B Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	75,000,000	75,000,000
Common stock, issued	9,444,375	9,444,375
Common stock, outstanding	9,444,375	9,444,375